Nationwide Life Insurance Company of America: • Nationwide Provident VA Separate Account A

Prospectus supplement dated May 1, 2007

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective May 1, 2007, the following Portfolios changed names:

Old Name	New Name
Neuberger Berman Advisers Management Trust	Lehman Brothers Advisers Management Trust
AMT Limited Maturity Bond Portfolio - I Class	AMT Short Duration Bond Portfolio - I Class

Gartmore Variable Insurance Trust (GVIT)	Nationwide Variable Insurance Trust (NVIT)
Gartmore GVIT Government Bond Fund- Class IV	Nationwide NVIT Government Bond Fund- Class IV
Gartmore GVIT Growth Fund-Class IV	Nationwide NVIT Growth Fund-Class IV
Gartmore GVIT Mid Cap Growth Fund- Class IV	Nationwide NVIT Mid Cap Growth Fund- Class IV
Gartmore GVIT Money Market Fund-Class IV	Nationwide NVIT Money Market Fund- Class IV
Gartmore GVIT Nationwide Fund-Class IV	NVIT Nationwide Fund-Class IV
GVIT International Value Fund-Class IV	NVIT International Value Fund-Class IV
GVIT S&P 500 Index Fund-Class IV	NVIT S&P 500 Index Fund-Class IV
GVIT Small Cap Value Fund-Class IV	Nationwide Multi-Manager NVIT Small Cap Value Fund-Class IV
GVIT Small Company Fund-Class IV	Nationwide Multi-Manager NVIT Small Company Fund-Class IV
J.P. Morgan GVIT Balanced Fund- Class IV	J.P. Morgan NVIT Balanced Fund- Class IV
Van Kampen GVIT Comstock Value Fund- Class IV	Van Kampen NVIT Comstock Value Fund- Class IV